Formation transactions and Initial Public Offering (Details Textual) $ / shares in Units, $ in Thousands	Aug. 12, 2014 USD ($) $ / shares shares
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners Capital Account, Units Outstanding | shares	11,040,000
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Exercise Of Option, Additional Common Units | shares	1,440,000
Proceeds from Issuance Initial Public Offering	$ 203,467
Percentage of Partnership Interest	42.00%
Gross Proceeds From Initial Public offering	$ 220,800
Net Cash Proceeds Retained From Initial Public offering	$ 20,000
Sale of Stock, Price Per Share | $ / shares	$ 20.00
Payments to Fund Long-term Loans to Related Parties	$ 140,000
Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partnership Contribution On Promissory Note Receivables And Accrued Interest	$ 40,000
Limited Partners Capital Account, Units Outstanding | shares	2,116,060
Percentage of incentive distribution rights	100.00%
Cash Available for Distributions	$ 43,500
Related Party Transaction, Rate	5.88%
Hoegh LNG Holdings Ltd [Member] | Subordinated Unit [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners Capital Account, Units Outstanding | shares	13,156,060
Incentive Distribution Right Target Distribution Per Unit | $ / shares	$ 0.388125
Hoegh LNG Holdings Ltd [Member] | Partnership Interest [Member]
Formation Transactions and Initial Public Offering [Line Items]
Percentage of Partnership Interest	58.00%
Revolving Credit Facility [Member] | Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85,000